Schedule of Investments (unaudited) September 30, 2021	BlackRock LifePath® Index 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 73.0%
iShares Core MSCI Total International Stock ETF(b)	26,935,746	$1,912,437,966
iShares Developed Real Estate Index Fund, Class K	22,260,697	246,425,920
Large Cap Index Master Portfolio	$2,697,769,052	2,697,769,052
Master Small Cap Index Series	$139,083,173	139,083,173

		4,995,716,111

Fixed-Income Funds — 26.8%
iShares TIPS Bond ETF	2,741,664	350,083,076
U.S. Total Bond Index Master Portfolio	$1,484,106,622	1,484,106,622

		1,834,189,698

Security	Shares	Value

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)	127,920,290	$127,984,250
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	13,341,154	13,341,154

		141,325,404

Total Investments — 101.9% (Cost: $5,390,191,417)		6,971,231,213

Liabilities in Excess of Other Assets — (1.9)%		(129,604,047)

Net Assets — 100.0%		$6,841,627,166

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares/ Investment Value Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$127,984,343	(a)	$—	$(93)	$—	$127,984,250	127,920,290	$25,892	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,680,641	2,660,513	(a)	—	—	—	13,341,154	13,341,154	1,385		—
iShares Core MSCI Total International Stock ETF	1,618,597,021	312,416,236		(102,016,166)	(1,026,185)	84,467,060	1,912,437,966	26,935,746	21,356,569		—
iShares Developed Real Estate Index Fund, Class K	197,985,491	32,060,955		(8,585,121)	(402,442)	25,367,037	246,425,920	22,260,697	5,322,857		—
iShares TIPS Bond ETF	267,814,551	84,746,332		(2,798,017)	(25,103)	345,313	350,083,076	2,741,664	10,318,287		—
Large Cap Index Master Portfolio	2,231,168,618	123,217,032	(a)	—	11,558,247	331,825,155	2,697,769,052	$2,697,769,052	25,083,718		—
Master Small Cap Index Series	119,787,483	4,669,751	(a)	—	8,874,508	5,751,431	139,083,173	$139,083,173	815,884		—
U.S. Total Bond Index Master Portfolio	1,107,175,687	438,383,632	(a)	—	(546,693)	(60,906,004)	1,484,106,622	$1,484,106,622	19,490,273		—

					$18,432,239	$386,849,992	$6,971,231,213		$82,414,865		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

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Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock LifePath® Index 2035 Fund

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$2,158,863,886	$—	$—	$2,158,863,886
Fixed-Income Funds	350,083,076	—	—	350,083,076
Money Market Funds	141,325,404	—	—	141,325,404

	$2,650,272,366	$—	$—	2,650,272,366

Investments Valued at NAV(a)				4,320,958,847

				$6,971,231,213

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S C H E D U L E O F I N V E S T M E N T S	2